                                Class A and Class B Shares of

                                   AIM MID CAP EQUITY FUND
                          (A SERIES PORTFOLIO OF AIM GROWTH SERIES)

                               Supplement dated October 9, 1998
                          to the Prospectus dated September 8, 1998,
                               as supplemented October 1, 1998


This supplement supersedes and replaces in its entirety the supplement dated October 1, 1998.

The seventh paragraph under the heading "MANAGEMENT - Investment Management and Administration" on page 8 of the prospectus should be deleted in its entirety and replaced with the following:

"The investment professional primarily responsible for the portfolio management of the Fund is as follows:

                         RESPONSIBILITIES FOR                 BUSINESS EXPERIENCE
     NAME/OFFICE               THE FUND                         PAST FIVE YEARS
     -----------         --------------------                 -------------------
   Ronald S. Sloan     Portfolio Manager since          Portfolio Manager for the Fund since 1998.
       Houston         1998                             He is an Investment Officer of AIM Capital.
                                                        He has been associated with AIM and/or its
                                                        subsidiaries since 1998 and has been an
                                                        investment professional since 1971. From 1993
                                                        to 1998, Mr. Sloan was President of Verissimo
                                                        Research & Management, Inc. He was also
                                                        Partner/Executive Vice President of Wood
                                                        Island Associates, Inc./Siebel Capital
                                                        Management, Inc. from 1981 to 1993.

  Joel E. Dobberpuhl   Portfolio Manager since          Portfolio Manager for the Fund since 1998.
       Houston         1998                             He is Vice President of AIM Capital.  He
                                                        has been associated with AIM and/or its
                                                        subsidiaries since 1990 and has been an
                                                        investment professional since 1989.

  Paul J. Rasplicka    Portfolio Manager since          Portfolio Manager for the Fund since 1998.
       Houston         1998                             He is Vice President of AIM Capital.  He
                                                        has been associated with AIM and/or its
                                                        subsidiaries since 1998 and has been an
                                                        investment professional since 1982. From 1994
                                                        to 1998, Mr. Rasplicka was Vice President and
                                                        portfolio manager for INVESCO Trust Company,
                                                        an affiliate of AIM. He was also Vice President
                                                        of Chase Investment Counsel from 1992 to 1994.

  Robert A. Shelton    Portfolio Manager since          Portfolio Manager for the Fund since 1998.
       Houston         1998                             He is an Investment Officer of AIM Capital.
                                                        He has been associated with AIM and/or its
                                                        subsidiaries since 1995 and has been an
                                                        investment professional since 1991. Prior to
                                                        1995, he was a financial analyst for
                                                        CS First Boston."